Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Repurchase (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 354,088	$ 466,006
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	288,447	2,581
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 65,641	253,650
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		198,013
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		$ 11,762